Subsequent events (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 27, 2026	Mar. 27, 2026	Jan. 27, 2026	Dec. 31, 2023
Subsequent events
Proceeds from short term borrowings				$ 326
Borrowings transaction | CAF-Development Bank of Latin America and the Caribbean
Subsequent events
Proceeds from short term borrowings			$ 100,000
Repayment of short term borrowings	$ 50,000	$ 50,000
Percentage of borrowing capacity available	100.00%